SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.1%			Oil, Gas & Consumable Fuels (Continued)
Consumer Discretionary—10.8%			Valero Energy Corp.	126,766	$ 10,805,534
Auto Components—2.7%					188,841,129
Visteon Corp.[1]	698,940	$ 57,690,508	Financials—17.6%
Entertainment—0.9%			Capital Markets—1.3%
Zynga, Inc. , Cl. A1	3,274,170	19,055,669	E*TRADE Financial
Hotels, Restaurants & Leisure—2.6%			Corp.	418,340	18,277,274
Domino's Pizza, Inc.	65,738	16,078,858	Tradeweb Markets,
Wendy's Co. (The)	1,918,285	38,327,334	Inc. , Cl. A	269,758	9,975,651
		54,406,192			28,252,925
Household Durables—0.9%			Commercial Banks—3.6%
			East West Bancorp,
DR Horton, Inc.	340,440	17,944,592	Inc.	452,368	20,035,379
Leisure Products—0.3%			Huntington
Peloton Interactive,			Bancshares, Inc.	623,382	8,895,661
Inc. , Cl. A1	257,306	6,458,380	Sterling Bancorp	803,350	16,115,201
Specialty Retail—3.4%			SVB Financial
Burlington Stores,			Group[1]	98,443	20,569,665
Inc.[1]	171,100	34,189,202	TCF Financial Corp.	275,290	10,480,290
O'Reilly Automotive,					76,096,196
Inc.[1]	67,620	26,947,246	Consumer Finance—1.1%
Ulta Beauty, Inc.[1]	44,690	11,201,549	Capital One
		72,337,997	Financial Corp.	245,760	22,359,245
Consumer Staples—4.5%			Insurance—3.0%
Beverages—2.2%			Arthur J. Gallagher
Coca-Cola			& Co.	247,910	22,205,299
European Partners			Fidelity National
plc	828,350	45,932,007	Financial, Inc.	504,590	22,408,842
Food & Staples Retailing—1.2%			Lincoln National
BJ's Wholesale Club			Corp.	314,019	18,941,626
Holdings, Inc.[1]	1,016,870	26,306,427			63,555,767
Food Products—1.1%			Real Estate Investment Trusts (REITs)—8.6%
Conagra Brands,			EPR Properties	218,912	16,825,576
Inc.	723,244	22,189,126	Equinix, Inc.	37,990	21,912,632
			Lamar Advertising
Energy—10.3%			Co. , Cl. A	538,880	44,150,438
Energy Equipment & Services—1.4%			Outfront Media, Inc.	619,314	17,204,543
Schlumberger Ltd.	848,718	29,000,694	Prologis, Inc.	625,975	53,345,590
Oil, Gas & Consumable Fuels—8.9%			SL Green Realty
Diamondback			Corp.	340,620	27,845,685
Energy, Inc.	334,265	30,053,766			181,284,464
Magellan			Health Care—13.0%
Midstream Partners			Biotechnology—2.0%
LP	652,622	43,249,260	Sarepta
Noble Energy, Inc.	2,373,299	53,304,296	Therapeutics, Inc.[1]	112,125	8,445,255
Shell Midstream			Seattle Genetics,
Partners LP	2,514,830	51,428,273	Inc.[1]	226,830	19,371,282

1 INVESCO OPPENHEIMER MAIN STREET MID CAP FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Biotechnology (Continued)			Professional Services—1.3%
Vertex			Korn Ferry	702,070	$27,127,985
Pharmaceuticals,			Road & Rail—2.0%
Inc.[1]	88,110	$ 14,927,596	Canadian Pacific
		42,744,133	Railway Ltd.	186,550	41,499,913
Health Care Equipment & Supplies—6.0%			Trading Companies & Distributors—0.8%
Boston Scientific			Fastenal Co.	549,986	17,968,043
Corp.[1]	738,940	30,067,468
DexCom, Inc.[1]	133,199	19,878,619	Information Technology—13.7%
IDEXX Laboratories,			Communications Equipment—2.6%
Inc.[1]	68,160	18,534,749	Motorola Solutions,
Intuitive Surgical,			Inc.	322,400	54,940,184
Inc.[1]	28,370	15,317,814	IT Services—4.4%
Zimmer Biomet			Amdocs Ltd.	312,120	20,634,253
Holdings, Inc.	316,877	43,497,706	Fiserv, Inc.[1]	567,063	58,742,056
		127,296,356	Perspecta, Inc.	537,736	14,045,664
Health Care Providers & Services—2.8%					93,421,973
Guardant Health,			Semiconductors & Semiconductor
Inc.[1]	127,166	8,117,006	Equipment—5.3%
HCA Healthcare,			Applied Materials,
Inc.	95,820	11,538,645	Inc.	868,871	43,356,663
Humana, Inc.	75,570	19,320,982	Microchip
LHC Group, Inc.[1]	186,070	21,130,109	Technology, Inc.	410,210	38,112,611
		60,106,742	MKS Instruments,
Pharmaceuticals—2.2%			Inc.	338,650	31,250,622
Elanco Animal					112,719,896
Health, Inc.[1]	1,725,400	45,878,386	Software—1.4%
Industrials—13.7%			Q2 Holdings, Inc.[1]	178,390	14,069,619
Aerospace & Defense—2.4%			ServiceNow, Inc.[1]	58,030	14,730,916
L3Harris					28,800,535
Technologies, Inc.	195,286	40,744,471	Materials—3.5%
Spirit AeroSystems			Chemicals—3.0%
Holdings, Inc. , Cl. A	130,182	10,706,168	Eastman Chemical
		51,450,639	Co.	854,125	63,060,049
Airlines—1.6%			Metals & Mining—0.5%
Spirit Airlines, Inc.[1]	922,844	33,499,237	Franco-Nevada
Commercial Services & Supplies—1.6%			Corp.	118,438	10,796,808
IAA, Inc.[1]	416,470	17,379,293	Telecommunication Services—2.9%
Republic Services,			Wireless Telecommunication Services—2.9%
Inc. , Cl. A	190,960	16,527,588	T-Mobile US, Inc.[1]	781,860	61,587,112
		33,906,881
			Utilities—8.1%
Machinery—4.0%			Electric Utilities—1.4%
Ingersoll-Rand plc	87,483	10,778,780	PPL Corp.	915,144	28,817,885
Stanley Black &
Decker, Inc.	116,770	16,862,756	Gas Utilities—3.5%
Wabtec Corp.	788,840	56,686,042	South Jersey
		84,327,578	Industries, Inc.	327,865	10,790,037

2 INVESCO OPPENHEIMER MAIN STREET MID CAP FUND

	Shares	Value		Shares		Value
Gas Utilities (Continued)			Investment Company—2.0%
UGI Corp.	1,243,980	$62,534,875	Invesco Government
		73,324,912	& Agency Portfolio,
Multi-Utilities—3.2%			Institutional Class,
			1.83%[2] (Cost
Dominion Energy,			$42,614,225)	42,614,225		$42,614,737
Inc.	427,010	34,604,890
Public Service			Total
Enterprise Group,			Investments,
Inc.	542,800	33,697,024	at Value (Cost
		68,301,914	$1,852,691,876)	100.1%		2,115,903,216
Total Common Stocks			Net Other Assets
(Cost $1,810,077,651)		2,073,288,479	(Liabilities)	(0.1)		(2,219,066)
			Net Assets	100.0	% $	2,113,684,150

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

3 INVESCO OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 – Additional Valuation Information

As of September 30, 2019, all of the securities in this Fund were valued based on Level1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

4 INVESCO OPPENHEIMER MAIN STREET MID CAP FUND